PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	$ 25,197,638	$ 7,773,812	$ 3,989,783
Additions	22,796,247	18,957,544	6,685,067
Disposals	(3,758,805)	(23,590)	(2,056,437)
Impairment			(198,750)
Depreciation	(3,049,150)	(1,510,128)	(645,851)
Carrying amount, ending balance	41,185,930	25,197,638	7,773,812
Proceeds from sale of property, plant and equipment	1,903,700	9,417	2,040,083
Non-cash reclassification	667,000
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	21,445,038	6,188,697	2,822,765
Additions	20,813,687	15,996,078	5,745,871
Disposals	(3,758,805)	(23,590)	(2,056,437)
Impairment			(198,750)
Depreciation	(2,278,003)	(716,147)	(124,752)
Carrying amount, ending balance	36,221,917	21,445,038	6,188,697
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	3,752,600	1,585,115	1,167,018
Additions	1,982,560	2,961,466	939,196
Disposals	0	0	0
Impairment			0
Depreciation	(771,147)	(793,981)	(521,099)
Carrying amount, ending balance	4,964,013	3,752,600	1,585,115
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	27,795,122	8,991,509
Carrying amount, ending balance	46,433,754	27,795,122	8,991,509
Gross carrying amount | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	22,350,584	6,508,437
Carrying amount, ending balance	40,072,636	22,350,584	6,508,437
Gross carrying amount | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	5,444,538	2,483,072
Carrying amount, ending balance	6,361,118	5,444,538	2,483,072
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	(2,597,484)	(1,217,697)
Carrying amount, ending balance	(5,247,824)	(2,597,484)	(1,217,697)
Accumulated depreciation, amortisation and impairment | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	(905,546)	(319,740)
Carrying amount, ending balance	(3,850,719)	(905,546)	(319,740)
Accumulated depreciation, amortisation and impairment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	(1,691,938)	(897,957)
Carrying amount, ending balance	$ (1,397,105)	$ (1,691,938)	$ (897,957)